Note 19 - Accumulated Other Comprehensive Income (Loss) (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax, Total	$ 0